Goodwill and Other Intangible Assets - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 857	$ 857
Less – accumulated amortization	(706)	(586)
Total Intangible assets, gross	151	271
Functional currency translation adjustments	(16)	(6)
Total intangible assets, net	135	266
Core technology [Member]
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	312	312
Customer relationships [Member]
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 545	$ 545